Vessels and Other Fixed Assets, Net (Details) (USD $)	12 Months Ended			7 Months Ended	9 Months Ended	6 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 22, 2014	Sep. 19, 2014	Jul. 11, 2014	Mar. 09, 2012	Feb. 22, 2012	Apr. 10, 2013	Mar. 14, 2013	Nov. 05, 2013	Jan. 24, 2014
Vessels [Line Items]
Vessel impairment loss	$ 0	$ 0	$ 303,219,000
Loss on sale of vessel	0	(87,000)	(3,190,000)
Payments to acquire property plant and equipment	518,447,000	127,814,000	91,000
Advances from sale of vessel	1,100,000	0
Star Ypsilon
Vessels [Line Items]
Contracted sale / purchase price								9,126,000
Delivery date			Mar. 09, 2012
Metric tons of fuel oil								667
Address commission			3.00%
Brokerage commission			2.00%
Carrying amount of vessel							11,152,000
Loss on sale of vessel			(3,190,000)
Star Sigma
Vessels [Line Items]
Contracted sale / purchase price										9,044,000
Delivery date		Apr. 10, 2013
Address commission		3.00%
Brokerage commission		1.00%
Carrying amount of vessel									8,354,000
Vessel impairment loss			3,205,000
Loss on sale of vessel		(87,000)
Star Challenger
Vessels [Line Items]
Contracted sale / purchase price											28,760,000
Delivery date		Dec. 12, 2013
Brokerage commission		1.00%
DWT		61,462
Star Fighter
Vessels [Line Items]
Contracted sale / purchase price											28,760,000
Delivery date		Dec. 30, 2013
Brokerage commission		1.00%
DWT		61,455
Star Vega
Vessels [Line Items]
Delivery date	Feb. 13, 2014
DWT	98,681
Star Sirius
Vessels [Line Items]
Delivery date	Mar. 07, 2014
DWT	98,681
Star Sirius and Star Vega
Vessels [Line Items]
Contracted sale / purchase price												60,000,000
Gross Daily Charter Rate	15,000
Brokerage commission	1.25%
Peloreus
Vessels [Line Items]
Delivery date				Jul. 22, 2014
DWT				182,000
Payments to acquire property plant and equipment				34,625,000
Peloreus - Financed by Deutsche Bank AG loan facility
Vessels [Line Items]
Payments to acquire property plant and equipment				32,500,000
Peloreus - Financed by existing cash
Vessels [Line Items]
Payments to acquire property plant and equipment				2,125,000
Leviathan
Vessels [Line Items]
Delivery date					Sep. 19, 2014
DWT					182,000
Payments to acquire property plant and equipment					34,625,000
Leviathan - Financed by Deutche Bank AG loan facility
Vessels [Line Items]
Payments to acquire property plant and equipment					32,500,000
Leviathan - Financed by existing cash
Vessels [Line Items]
Payments to acquire property plant and equipment					2,125,000
Leviathan and Peloreus
Vessels [Line Items]
Assets fair value adjustment				20,600,000
Excel vessels
Vessels [Line Items]
Contracted sale / purchase price	501,535,000
Vessels Delivered	28
Shares to acquire vessels	25,659,425
Payments to acquire property plant and equipment	248,751,000
Held in escrow for Heron vessels
Vessels [Line Items]
Shares to acquire vessels						2,115,706
Heron vessels
Vessels [Line Items]
Value of common shares issued for acquisition of Heron Vessels						25,080,000
Payments to acquire property plant and equipment						25,000,000
Star Kim
Vessels [Line Items]
Delivery date	Jan. 01, 2015
DWT	38,858
Advances from sale of vessel	1,100,000
Merger and Pappas Transaction
Vessels [Line Items]
Vessels Acquired						13
Fair value of vessels acquired						426,000,000